Employee Benefit Plans - Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Net loss (gain)	$ 152	$ 270	$ 286
Unrecognized transition (asset)/obligation	0	0	0
Prior service cost/(credit)	(28)	(12)	61
Net loss (gain)	(338)	2,651	4,237
Unrecognized transition (asset)/obligation	0	0	0
Prior service cost/(credit)	(503)	(537)	(440)
Deficit	$ (841)	$ 2,114	$ 3,797